Note 3 - Earnings Per Share: Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Details
Net Income (Loss)	$ (869,378)	$ (1,055,800)	$ (1,327,544)	$ (1,651,218)	$ (4,490,972)	$ (4,480,544)
Weighted-average common stock Outstanding - basic	162,762,362	157,650,808	162,320,524	153,360,149	155,866,313	97,393,209
Equivalents
Stock options			0	0	0	0
Warrants			0	0	0	0
Convertible Notes			0	0	0	662,889
Weighted-average common shares outstanding - Diluted	162,762,362	157,650,808	162,320,524	153,360,149	155,866,313	98,056,098
Net Income (Loss)	$ (869,378)	$ (1,055,800)	$ (1,327,544)	$ (1,651,218)	$ (4,490,972)	$ (4,480,544)